Unearned Revenue / Accrued Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Unearned Revenue
Cash received in advance of service provided – Current liability	$ 4,687	$ 1,826
Deferred revenue resulting from varying charter rates – Current liability	1,536	1,214
Deferred revenue resulting from varying charter rates – Non-Current liability	3,536	648
Total Unearned Revenue	9,759	3,688
Accrued Revenue
Resulting from varying charter rates – Current asset	557	158
Resulting from varying charter rates – Non-Current asset	75	455
Total Accrued Revenue	$ 632	$ 613